30 Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted numerator
Basic and diluted earnings	R$ 3,904,202
Basic and diluted denominator
Weighted average of shares	2,736,553,750
Restated [Member]
Basic and diluted numerator
Basic and diluted earnings		R$ 1,989,946	R$ 1,407,063
Basic and diluted denominator
Weighted average of shares		2,736,553,750	2,736,553,750
Common shares [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 1,975,751
Basic and diluted denominator
Weighted average of shares	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.36229
Common shares [member] | Restated [Member]
Basic and diluted numerator
Basic and diluted earnings		R$ 1,007,102	R$ 712,234
Basic and diluted denominator
Weighted average of shares		1,450,310,800	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company		R$ 0.69440	R$ 0.49109
Class "A" preferred [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 5,883
Basic and diluted denominator
Weighted average of shares	3,273,682
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.80062
Class "A" preferred [member] | Restated [Member]
Basic and diluted numerator
Basic and diluted earnings		R$ 2,809	R$ 1,776
Basic and diluted denominator
Weighted average of shares		3,273,682	3,286,270
Basic and diluted earnings per share attributable to shareholders of parent company		R$ 0.85790	R$ 0.54020
Class "B" preferred [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 1,922,568
Basic and diluted denominator
Weighted average of shares	1,282,969,268
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.49852
Class "B" preferred [member] | Restated [Member]
Basic and diluted numerator
Basic and diluted earnings		R$ 980,035	R$ 693,053
Basic and diluted denominator
Weighted average of shares		1,282,969,268	1,282,956,680
Basic and diluted earnings per share attributable to shareholders of parent company		R$ 0.76388	R$ 0.54020
Continuing operations [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 3,823,981	R$ 2,078,267	R$ 1,308,901
Basic and diluted denominator
Weighted average of shares	2,736,553,750	2,736,553,750	2,736,553,750
Continuing operations [member] | Common shares [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 1,935,144	R$ 1,051,809	R$ 662,546
Basic and diluted denominator
Weighted average of shares	1,450,310,800	1,450,310,800	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.33430	R$ 0.72523	R$ 0.45683
Continuing operations [member] | Class "A" preferred [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 5,783	R$ 2,920	R$ 1,652
Basic and diluted denominator
Weighted average of shares	3,268,067	3,273,682	3,286,270
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.76982	R$ 0.89086	R$ 0.50251
Continuing operations [member] | Class "B" preferred [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 1,883,054	R$ 1,023,538	R$ 644,703
Basic and diluted denominator
Weighted average of shares	1,282,974,883	1,282,969,268	1,282,956,680
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.46773	R$ 0.79778	R$ 0.50251
Discontinued operations [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 80,221	R$ (88,321)	R$ 98,162
Basic and diluted denominator
Weighted average of shares	2,736,553,750	2,736,553,750	2,736,553,750
Discontinued operations [member] | Common shares [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 40,607	R$ (44,707)	R$ 49,688
Basic and diluted denominator
Weighted average of shares	1,450,310,800	1,450,310,800	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.02800	R$ (0.03083)	R$ 0.03426
Discontinued operations [member] | Class "A" preferred [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 100	R$ (111)	R$ 124
Basic and diluted denominator
Weighted average of shares	3,268,067	3,273,682	3,286,270
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.03080	R$ (0.03391)	R$ 0.03769
Discontinued operations [member] | Class "B" preferred [member]
Basic and diluted numerator
Basic and diluted earnings	R$ 39,514	R$ (43,503)	R$ 48,350
Basic and diluted denominator
Weighted average of shares	1,282,974,883	1,282,969,268	1,282,956,680
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.03080	R$ (0.03391)	R$ 0.03769